Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Interest and Finance Costs
Interest and Finance Costs
	Year ended December 31,
	2017	2016	2015
Interest expense (Note 5)	$39,775	$32,887	$25,926
Amortization and write-off of deferred financing fees	5,387	1,984	1,545
Commitment fees (Note 5)	—	2	15
Other	1,119	118	488
Total	$46,281	$34,991	$27,974